Susequent Events	3 Months Ended
Jun. 07, 2017
The Crypto Company, Inc. [Member]
Susequent Events

NOTE 11 – SUBSEQUENT EVENTS

Subsequent events have been evaluated by the Company through August 25, 2017, which is the date these financial statements were issued.

On June 13, 2017, Croe issued to four accredited investors an aggregate of 47,500 shares of common stock of Croe at a purchase price of $2.00 per share for aggregate proceeds of $95,000. The shares were issued in a transaction that was exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”), pursuant to Section 4(a)(2) of the Securities Act and Regulation D promulgated thereunder inasmuch as the securities were offered and sold solely to accredited investors and the Company did not engage in any form of general solicitation or general advertising in making the offering.

On June 14, 2017, the Company transferred an aggregate of 129,238 shares of common stock of its parent company Croe, held in treasury by the Company, to certain officers and consultants of the Company in exchange for their services in connection with the Transaction, valued at $258,476 based on the fair value of the shares on the measurement date.

On July 21, 2017, the board of directors of Croe, subject to the approval of Croe stockholders, adopted the Croe, Inc. 2017 Equity Incentive Plan and authorized the reservation of 5,000,000 shares of common stock for issuance pursuant to awards granted thereunder.

On July 21, 2017, the board of directors of Croe granted to an employee an option to purchase 150,000 shares of common stock of Croe at a purchase price of $2.00 per share, subject to certain vesting provisions.